Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, Amount at Apr. 30, 2008	$ 5,137	$ 0	$ (197,717)	$ (116,993)
Beginning Balance, Shares at Apr. 30, 2008	64,805,000
Shares Cancelled	(12,500,000)
Shares Issued, Shares	250,000
Net Loss		0	(39,424)	(39,424)
Ending Balance, Amount at Apr. 30, 2009	7,637	0	(685,083)	(156,417)
Ending Balance, Shares at Apr. 30, 2009	101,305,000
Shares Issued, Value	1,000	480,921		480,921
Shares Issued, Shares	1,000,000
Shares issued for aquisition of Compania, Minera Cerros del Sur, Amount	35,500	302,568		338,068
Shares issued for aquisition of Compania, Minera Cerros del Sur, Shares	35,500,000
Net Loss		0	(487,365)	(487,365)
Ending Balance, Amount at Apr. 30, 2010	7,637	0	(1,625,287)	(176,206)
Ending Balance, Shares at Apr. 30, 2010	101,305,000
Net Loss		0	(940,204)	(940,202)
Ending Balance, Amount at Apr. 30, 2011	7,367	0	(1,631,697)	(1,066,565)
Ending Balance, Shares at Apr. 30, 2011	101,305,000
Net Loss		0	(6,410)	(6,410)
Ending Balance, Amount at Apr. 30, 2012	$ 7,367	$ 0	$ (1,631,697)	$ (1,072,976)
Ending Balance, Shares at Apr. 30, 2012	101,305,000